Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Jul. 22, 2019 USD ($) $ / shares shares	Jul. 03, 2019	Jun. 30, 2018 $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Jul. 23, 2019 shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares
Organization And Basis Of Presentation [Line Items]
Date of incorporation								May 02, 2018
Reverse stock split ratio		0.125
Proceeds from issuance of shares | $						$ 1	$ 1
Accumulated deficit | $				$ (51,949)			$ (17,348)	$ (51,949)
Cash, cash equivalents and investments | $				$ 153,600				$ 153,600
Common Stock
Organization And Basis Of Presentation [Line Items]
Number of shares issued			26	5,000,000	812,474		625,000
Shares issued, price per share | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Redeemable common stock reclassified to equity	1,859,151
Series A Redeemable Convertible Preferred Stock
Organization And Basis Of Presentation [Line Items]
Redeemable stock, outstanding	119,752,983			0			59,908,284	0	0	119,752,983	59,908,284
Redeemable Common Stock
Organization And Basis Of Presentation [Line Items]
Redeemable stock, outstanding				0			1,859,151	0	0	1,859,151	1,859,151
IPO
Organization And Basis Of Presentation [Line Items]
Proceeds from issuance of shares | $	$ 67,200
IPO | Common Stock
Organization And Basis Of Presentation [Line Items]
Number of shares issued	5,000,000
Shares issued, price per share | $ / shares	$ 15.00
Number of redeemable convertible preferred stock converted into common stock	14,969,118